NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Description of the Company

Applied BioSciences Corp. (formerly First Fixtures, Inc. and Stony Hill Corp. or the “Company”) was incorporated in the State of Nevada on February 21, 2014 and established a fiscal year end of March 31. Effective October 24, 2016 the Company changed its name from First Fixtures Inc. to Stony Hill Corp and on March 6, 2018, the Company changed its name from Stony Hill Corp. to Applied BioSciences Corp. The Company is focused on multiple areas of the hemp and CBD industry. Specifically, the Company is focused on select investments, branding, real estate, and partnership opportunities in the recreational, health and wellness, nutraceutical, and media industries.

Basis of presentation – Unaudited Financial Statements

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and the rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete annual financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation. Interim operating results are not necessarily indicative of results that may be expected for the fiscal year ending March 31, 2019, or for any other interim period. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended March 31, 2018, which are included in the Company’s Report on Form 10-K for such year filed on June 28, 2018.

Going concern

These condensed statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As reflected in the condensed consolidated financial statements, the Company incurred a net loss of $515,516 and used $293,510 of cash in operating activities during the six months ended September 30, 2018. Further, the Company’s independent auditor in their audit report for fiscal year ended March 31, 2018 expressed substantial doubt about the Company’s ability to continue as a going concern. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional capital and to ultimately achieve sustainable revenues and income from operations. During the six months ended September 30, 2018, the Company sold 37,500 shares of its common stock to accredited investors at a price of $2.00 per share for total proceeds of $75,000 and issued three separate convertible notes for a total amount of $164,500 both in private placements to accredited investors. However, the Company will need and is currently working on obtaining additional funds to operate its business through and beyond the date of this Form 10-Q filing. There is no assurance that such funds will be available or at terms acceptable to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions and covenants on its operations, in the case of debt financing or cause substantial dilution for its stockholders in the case of convertible debt and equity financing.

Description of the Company

Applied BioSciences Corp. (formerly First Fixtures, Inc. and Stony Hill Corp. or the “Company”) was incorporated in the State of Nevada on February 21, 2014 and established a fiscal year end of March 31. Effective October 24, 2016 the Company changed its name from First Fixtures Inc. to Stony Hill Corp and on March 6, 2018, the Company changed its name from Stony Hill Corp. to Applied BioSciences Corp. The Company is focused on multiple areas of the hemp and CBD industry. Specifically, the Company is focused on select investments, branding, real estate, and partnership opportunities in the recreational, health and wellness, nutraceutical, and media industries.

Merger

On November 4, 2016, the Company, entered into a Share Exchange Agreement by and among the Company, Stony Hill Ventures Corp. (“Stony Hill Ventures”), and the holders of common stock of Stony Hill Ventures, which consisted of 26 stockholders. Stony Hill Ventures was incorporated on March 15, 2016, in Nevada and was organized for various investments under the Stony Hill brand as well as to conduct any other related business and activities.

Under the terms and conditions of the Share Exchange Agreement, the Company offered, sold and issued 10,830,000 shares of common stock of the Company in consideration for all the issued and outstanding shares in Stony Hill Ventures. The effect of the issuance was Stony Hill Ventures became a wholly-owned subsidiary of the Company and represents the Company’s principal business.

The merger between the Company and Stony Hill Ventures was treated as a reverse acquisition for financial statement reporting purposes with Stony Hill Ventures deemed the accounting acquirer and the Company deemed the accounting acquiree. Accordingly, Stony Hill Ventures’ assets, liabilities and results of operations became the historical financial statements of the Company. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

Going concern

These consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As reflected in the consolidated financial statements, as of March 31, 2018 the Company has incurred a net loss of $2,386,864 and used $673,467 of cash from operating activities during the fiscal year ended March 31, 2018. These and other factors raise substantial doubt about the Company's ability to continue as a going concern within one year after the date the financial statements are issued. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional capital and to ultimately achieve sustainable revenues and income from operations. During the fiscal year ended March 31, 2018, the Company raised $795,000 through the sale of 497,500 aggregate shares of its common stock to accredited investors. As of March 31, 2018, cash on hand was $60,934 and management estimates that the current funds on hand will not be sufficient to continue operations without obtaining additional funds. As such, the Company is currently working on obtaining additional funds to operate its business through and beyond the date of this Form 10-K filing. However, there is no assurance that such funds will be available or at terms acceptable to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions and covenants on its operations, in the case of debt financing or cause substantial dilution for its stockholders in the case of convertible debt and equity financing.